Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Feb 1, 2012
Registrant Name	dei_EntityRegistrantName	ALLIANZ FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000867297
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 31, 2012
Document Effective Date	dei_DocumentEffectiveDate	Feb 1, 2012
Prospectus Date	rr_ProspectusDate	Nov 1, 2011

Allianz AGIC International Managed Volatility Fund (Prospectus Summary): | Allianz AGIC International Managed Volatility Fund
Allianz AGIC International Managed Volatility Fund (the “Fund”)

ALLIANZ FUNDS

Supplement Dated February 1, 2012
to the Statutory Prospectus for Institutional, Class P, Administrative and Class D Shares of
Allianz Funds
Dated November 1, 2011 (as supplemented thereafter)

Disclosure Related to
Allianz AGIC International Managed Volatility Fund (the “Fund”)

Please retain this Supplement for future reference.

Effective February 1, 2012, in the subsection entitled “Fees and Expenses of the Fund,” the following will be inserted as the penultimate sentence of the footnote to the Annual Fund Operating Expenses table:
Advisory fees also have been reduced.
In addition, the following disclosure will be added as the last sentence of the first paragraph of the subsection entitled “Principal Investment Strategies”:

Effective February 1, 2012, the Fund changed its name from “Allianz AGIC International Fund” to “Allianz AGIC International Managed Volatility Fund” in connection with a change in the Fund’s investment strategy.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Nov 1, 2011
Allianz AGIC International Managed Volatility Fund (Prospectus Summary): | Allianz AGIC International Managed Volatility Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Allianz AGIC International Managed Volatility Fund (the “Fund”)
Supplement Text	ck0000867297_SupplementTextBlock

ALLIANZ FUNDS

Supplement Dated February 1, 2012
to the Statutory Prospectus for Institutional, Class P, Administrative and Class D Shares of
Allianz Funds
Dated November 1, 2011 (as supplemented thereafter)

Disclosure Related to
Allianz AGIC International Managed Volatility Fund (the “Fund”)

Please retain this Supplement for future reference.

Expense, Heading	rr_ExpenseHeading	Effective February 1, 2012, in the subsection entitled “Fees and Expenses of the Fund,” the following will be inserted as the penultimate sentence of the footnote to the Annual Fund Operating Expenses table:
Expense, Narrative	rr_ExpenseNarrativeTextBlock	Advisory fees also have been reduced.
Investment Strategy, Heading	rr_StrategyHeading	In addition, the following disclosure will be added as the last sentence of the first paragraph of the subsection entitled “Principal Investment Strategies”:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

Effective February 1, 2012, the Fund changed its name from “Allianz AGIC International Fund” to “Allianz AGIC International Managed Volatility Fund” in connection with a change in the Fund’s investment strategy.

Allianz AGIC International Managed Volatility Fund | Administrative
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ANCAX
Allianz AGIC International Managed Volatility Fund | R
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ANIRX
Allianz AGIC International Managed Volatility Fund | A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PNIAX
Allianz AGIC International Managed Volatility Fund | C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PNICX
Allianz AGIC International Managed Volatility Fund | D
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PNIDX
Allianz AGIC International Managed Volatility Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NAISX
Allianz AGIC International Managed Volatility Fund | P
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ANIPX

Allianz AGIC International Managed Volatility Fund (Second Summary Prospectus) | Allianz AGIC International Managed Volatility Fund
Allianz AGIC International Managed Volatility Fund (the “Fund”)

ALLIANZ FUNDS

Supplement Dated February 1, 2012
to the Statutory Prospectus for Class A, Class B, Class C and Class R Shares of Allianz Funds
Dated November 1, 2011 (as supplemented thereafter)

Disclosure Related to
Allianz AGIC International Managed Volatility Fund (the “Fund”)

Please retain this Supplement for future reference.

Effective February 1, 2012, in the subsection entitled “Fees and Expenses of the Fund,” the following will be inserted as the penultimate sentence of the second footnote to the Annual Fund Operating Expenses table:
Advisory fees also have been reduced.
In addition, the following disclosure will be added as the last sentence of the first paragraph of the subsection entitled “Principal Investment Strategies”:

Effective February 1, 2012, the Fund changed its name from “Allianz AGIC International Fund” to “Allianz AGIC International Managed Volatility Fund” in connection with a change in the Fund’s investment strategy.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Nov 1, 2011
Allianz AGIC International Managed Volatility Fund (Second Summary Prospectus) | Allianz AGIC International Managed Volatility Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Allianz AGIC International Managed Volatility Fund (the “Fund”)
Supplement Text	ck0000867297_SupplementTextBlock

ALLIANZ FUNDS

Supplement Dated February 1, 2012
to the Statutory Prospectus for Class A, Class B, Class C and Class R Shares of Allianz Funds
Dated November 1, 2011 (as supplemented thereafter)

Disclosure Related to
Allianz AGIC International Managed Volatility Fund (the “Fund”)

Please retain this Supplement for future reference.

Expense, Heading	rr_ExpenseHeading	Effective February 1, 2012, in the subsection entitled “Fees and Expenses of the Fund,” the following will be inserted as the penultimate sentence of the second footnote to the Annual Fund Operating Expenses table:
Expense, Narrative	rr_ExpenseNarrativeTextBlock	Advisory fees also have been reduced.
Investment Strategy, Heading	rr_StrategyHeading	In addition, the following disclosure will be added as the last sentence of the first paragraph of the subsection entitled “Principal Investment Strategies”:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

Effective February 1, 2012, the Fund changed its name from “Allianz AGIC International Fund” to “Allianz AGIC International Managed Volatility Fund” in connection with a change in the Fund’s investment strategy.

Allianz AGIC International Managed Volatility Fund | Administrative
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ANCAX
Allianz AGIC International Managed Volatility Fund | R
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ANIRX
Allianz AGIC International Managed Volatility Fund | A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PNIAX
Allianz AGIC International Managed Volatility Fund | C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PNICX
Allianz AGIC International Managed Volatility Fund | D
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PNIDX
Allianz AGIC International Managed Volatility Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NAISX
Allianz AGIC International Managed Volatility Fund | P
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ANIPX